SEGMENT INFORMATION (Schedule of Operating Income By Segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	$ 102,032	$ 93,178	$ 106,527
Cost of revenues	86,470	84,787	86,083
Gross profit	15,562	8,391	20,444
Research and development	74	553	731
Selling and marketing	5,259	4,913	4,974
General and administrative	8,251	8,559	9,409
Other expenses (income)		(4)	53
Operating income (loss)	1,978	(5,630)	5,277
Financial expense, net	451	102	338
Income before taxes on income	1,527	(5,732)	4,939
Sale of Products and Services [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	102,032	93,178	106,527
Intersegment Revenues [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues
Elimination of inter-company sales [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	(6,287)	(5,057)	(3,536)
Cost of revenues	(6,468)	(5,343)	(3,620)
Gross profit	181	286	84
Research and development
Selling and marketing
General and administrative
Other expenses (income)
Operating income (loss)	181	286	84
Elimination of inter-company sales [Member] | Sale of Products and Services [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues
Elimination of inter-company sales [Member] | Intersegment Revenues [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	(6,287)	(5,057)	(3,536)
OEM of Heat Transfer Solutions and Aviation Accessories [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	26,589	24,707	31,237
Cost of revenues	23,998	25,612	25,535
Gross profit	2,591	(905)	5,702
Research and development	58	287	398
Selling and marketing	1,530	1,512	1,968
General and administrative	1,978	2,384	2,072
Other expenses (income)		(2)
Operating income (loss)	(975)	(5,086)	1,264
OEM of Heat Transfer Solutions and Aviation Accessories [Member] | Sale of Products and Services [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	20,552	20,065	27,898
OEM of Heat Transfer Solutions and Aviation Accessories [Member] | Intersegment Revenues [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	6,037	4,642	3,339
MRO Services for heat transfer components and OEM of heat transfer solutions [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	34,433	31,344	34,812
Cost of revenues	27,852	27,659	26,085
Gross profit	6,581	3,685	8,727
Research and development	83	98	169
Selling and marketing	1,638	1,660	1,358
General and administrative	2,734	2,375	3,182
Other expenses (income)
Operating income (loss)	2,126	(448)	4,018
MRO Services for heat transfer components and OEM of heat transfer solutions [Member] | Sale of Products and Services [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	34,183	30,929	34,615
MRO Services for heat transfer components and OEM of heat transfer solutions [Member] | Intersegment Revenues [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	250	415	197
MRO services for Aviation Components [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	38,687	32,487	33,009
Cost of revenues	33,337	28,561	29,026
Gross profit	5,350	3,926	3,983
Research and development	7
Selling and marketing	1,334	1,324	1,213
General and administrative	2,408	2,631	3,049
Other expenses (income)		(2)	53
Operating income (loss)	1,601	(27)	(332)
MRO services for Aviation Components [Member] | Sale of Products and Services [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	38,687	32,487	33,009
MRO services for Aviation Components [Member] | Intersegment Revenues [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues
Overhaul and coating of jet engine components [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	8,610	9,697	11,005
Cost of revenues	7,751	8,298	9,057
Gross profit	859	1,399	1,948
Research and development	(74)	168	164
Selling and marketing	757	417	435
General and administrative	1,131	1,169	1,106
Other expenses (income)
Operating income (loss)	(955)	(355)	243
Overhaul and coating of jet engine components [Member] | Sale of Products and Services [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	8,610	9,697	11,005
Overhaul and coating of jet engine components [Member] | Intersegment Revenues [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues